Shareholder Report, Holdings (Details) - C000196754	Apr. 30, 2025
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
466313103 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
146869102 | Carvana Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
98980L101 | Zoom Video Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Norway
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Communications03831W108
Holdings [Line Items]
Percent of Total Investments	100.00%